Shareholders' Equity	6 Months Ended
Jun. 30, 2024
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 15 – SHAREHOLDERS’ EQUITY

Ordinary Shares

Chanson International (formerly known as RON Holding Limited) was incorporated under the laws of the Cayman Islands on July 26, 2019. Upon incorporation, the authorized share capital of the Company was US$50,000 divided into 50,000 ordinary shares of par value US$1.00 each and 100 ordinary shares were issued. The issuance of these 100 ordinary shares, and the 1,000-for-1 share split (as described below) and the subsequent share issuances are considered as a part of the Reorganization of the Company, which was retroactively applied as if the transaction occurred at the beginning of the period presented (see Note 1).

On March 27, 2021, the Company’s shareholders and board of directors approved (i) the subdivision of the Company’s authorized and issued share capital at a ratio of 1,000-for-1 share such that the authorized share capital of the Company was amended to US$50,000 divided into 50,000,000 ordinary shares of par value US$0.001 each and the 100 ordinary shares of a par value of $1 then issued and outstanding were subdivided into 100,000 ordinary shares of a par value of $0.001 (the “1,000-for-1 share split”); (ii) the creation of Class A Ordinary Shares and Class B ordinary shares, par value $0.001 per share (“Class B Ordinary Shares”, and collectively with Class A Ordinary Shares, “Ordinary Shares”). Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting and conversion rights. In respect of matters requiring a vote of all shareholders, each holder of Class A Ordinary Shares will be entitled to one vote per one Class A Ordinary Share and each holder of Class B Ordinary Shares will be entitled to 10 votes per one Class B Ordinary Share. The Class A Ordinary Shares are not convertible into shares of any other class. The Class B Ordinary Shares are convertible into Class A Ordinary Shares at any time after issuance at the option of the holder on a one-to-one basis; (iii) the re-designation of 3,000 ordinary shares held by Haily Global Limited into 3,000 Class B Ordinary Shares; and (iv) issuances of Class A Ordinary Shares and Class B Ordinary Shares to the existing shareholders, to increase the number of total Ordinary Shares issued and outstanding prior to the completion of this offering from 100,000 to 9,000,000 (the “share issuances”). The Company believes the 1,000-for-1 share split and the share issuances should be considered as a part of the Reorganization of the Company and accounted for on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented.

Initial Public Offering

On April 3, 2023, the Company closed its IPO of 3,390,000 Class A Ordinary Shares at a public offering price of $4.00 per Class A Ordinary Share for the total gross proceeds of $13.6 million before deducting underwriting discounts and other related expenses. Net proceeds of the Company’s IPO were approximately $12.0 million. The Company’s Class A Ordinary Shares began trading on the Nasdaq Capital Market under the ticker symbol “CHSN” on March 30, 2023.

Representative Warrants

In connection with the Company’s IPO, the Company agreed to issue warrants to the representative of several underwriters (“Representative warrants”), exercisable for a period of four and a half years commencing six months from the date of commencement of sales of the offering, to purchase 67,800 Class A Ordinary Shares at $4.00 per Class A Ordinary Share. As the Representative warrants are considered indexed to the Company’s own stock and meet the criteria for equity classification according to ASC :815-40, therefore, the Representative warrants are classified as equity on the unaudited condensed consolidated balance sheets. On December 13, 2023, 35,319 Class A Ordinary Share were issued as the Representative warrants were fully exercised on a cashless basis.

Conversion of Ordinary Shares

On February 5, 2024, the Company’s shareholder Haily Global Limited elected to convert 270,000 Class B Ordinary Shares on a one-for-one basis into 270,000 Class A Ordinary Shares, which was duly approved by the Company’s board of directors.

As a result, the Company had 44,000,000 authorized Class A Ordinary Shares of a par value of $0.001, of which 6,755,319 shares and 6,485,319 Class A Ordinary Shares were issued and outstanding as of June 30, 2024 and December 31, 2023, respectively, and the Company had 6,000,000 authorized Class B Ordinary Shares of a par value of $0.001, of which 5,670,000 and 5,940,000 Class B Ordinary Shares were issued and outstanding as of June 30, 2024 and December 31, 2023. In total, the Company had 50,000,000 authorized Ordinary Shares of par value of $0.001 each, of which 12,425,319 shares were issued and outstanding as of June 30, 2024 and December 31, 2023.

Statutory Reserve

The Company’s PRC subsidiary is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends. As of June 30, 2024 and December 31, 2023, the balance of the statutory reserves was $447,231 and $447,231, respectively, which is equal to 50% of the entity’s registered capital.

Restricted net assets

The Company’s PRC subsidiary and the UFG entities are restricted in their ability to transfer a portion of their net assets, equivalent to their statutory reserves and their share capital to the Company in the form of loans, advances, or cash dividends. The payment of dividends by entities organized in China is subject to limitations, procedures, and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. As of June 30, 2024 and December 31, 2023, the total restricted net assets amounted to $1,325,631 and $1,325,631, respectively.